UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith & Yates Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Beth Korth
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Beth Korth	Madison, WI	1-May-2007

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	150,833

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers            COM              008252108      609     5625 SH       SOLE                     5126               424
Barr Pharmaceuticals Inc       COM              068306109      466    10059 SH       SOLE                     9210               689
Best Buy Inc                   COM              086516101     5925   121612 SH       SOLE                   103359  	       17003
Boeing                         COM              097023105     5785    65067 SH       SOLE                    55997              8385
Capital One Financial          COM              14040H105     6510    86273 SH       SOLE                    73976             11522
Cerner Corp                    COM              156782104      751    13788 SH       SOLE                    12648               980
Charles Schwab                 COM              808513105     4994   273046 SH       SOLE                   227521             42600
Cisco Systems                  COM              17275R102     5364   210100 SH       SOLE                   181535             26480
Cognizant Corp                 COM              192446102     6621    75010 SH       SOLE                    64310              1000
Covance Inc                    COM              222816100      576     9700 SH       SOLE                     8872               693
E*Trade Financial Corp         COM              269246104      494    23291 SH       SOLE                    21141              1790
EMC Corp                       COM              268648102     7152   516390 SH       SOLE                   447810             63965
Express Scripts Inc            COM              302182100      523     6474 SH       SOLE                     5904               460
FTI Consulting                 COM              302941109      573    17062 SH       SOLE                    15592              1220
Fastenal Co                    COM              311900104     4919   140325 SH       SOLE                   119580             19420
Fluor Corporation              COM              343412102      539     6009 SH       SOLE                     5575               434
Hain Celestial Group           COM              405217100      428    14247 SH       SOLE                    12997              1050
Harman International           COM              413086109      555     5778 SH       SOLE                     5270               423
Jabil Circuit Inc              COM              466313103     2343   109440 SH       SOLE                    95535             12590
Jack Henry & Associates        COM              426281101      560    23277 SH       SOLE                    21202              1725
Joy Global Inc                 COM              481165108      578    13471 SH       SOLE                    12271              1000
Kohls Corp                     COM              500255104     6237    81401 SH       SOLE                    69794             10827
Kyphon Inc                     COM              501577100      581    12863 SH       SOLE                    11730               953
L-3 Communications             COM              502424104      560     6404 SH       SOLE                     5822               482
Medco Health Solutions         COM              58405U102     7412   102185 SH       SOLE                    87670             13565
Microchip Technology           COM              595017104     7884   221892 SH       SOLE                   187158             32784
Monster Worldwide Inc          COM              611742107      521    11008 SH       SOLE                     9983               860
Nat'l Oilwell Varco            COM              637071101      649     8338 SH       SOLE                     7618               600
Navteq Corp                    COM              63936L100      434    12572 SH       SOLE                    11327               985
Noble Corp                     COM              G65422100     7283    92560 SH       SOLE                    79450             12130
O'Reilly Automotive            COM              686091109      553    16698 SH       SOLE                    15273              1185
PetsMart Inc                   COM              716768106      537    16283 SH       SOLE                    14738              1270
PrivateBancorp, Inc.           COM              742962103      520    14215 SH       SOLE                    12985              1000
Procter & Gamble               COM              742718109     5760    91195 SH       SOLE                    77788             12537
Qualcomm                       COM              747525103     5014   117540 SH       SOLE                   101515             14900
ResMed Inc.                    COM              761152107      614    12184 SH       SOLE                    11213               796
Robert Half Intl Inc           COM              770323103      508    13716 SH       SOLE                    12353              1148
SanDisk Corp                   COM              80004C101     3288    75060 SH       SOLE                    64805              9385
Schlumberger                   COM              806857108     6017    87073 SH       SOLE                    74258             12100
Starbucks Corp                 COM              855244109     5904   188259 SH       SOLE                   159674             26805
Target Corp                    COM              87612E106     5676    95782 SH       SOLE                    81992             12927
Teva Pharmaceuticals           COM              881624209     7564   202088 SH       SOLE                   170583             29555
Tractor Supply Co              COM              892356106      499     9699 SH       SOLE                     8804               730
United Natural Foods           COM              911163103      379    12376 SH       SOLE                    11301               875
Urban Outfitters Inc           COM              917047102      668    25206 SH       SOLE                    22966              1905
Walgreen Co                    COM              931422109     7519   163846 SH       SOLE                   139002             23409
Western Union Co               COM              959802109     2826   128764 SH       SOLE                   109759             17630
Zebra Technologies             COM              989207105      412    10673 SH       SOLE                     9553               920
Zimmer Holdings Inc            COM              98956P102     7701    90163 SH       SOLE                    76188             13175
iShares MSCI EAFE              COM              464287465      201     2635 SH       SOLE                     2135               500
iShares Rsll MidCap Value      COM              464287473      633     4130 SH       SOLE                     2780                 0
iShares S&P 500 Growth         COM              464287309      216     3335 SH       SOLE                     3335                 0